Right of use assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 373,846	$ 406,713
Exchange differences	40,552	(72,986)
Acquisition of subsidiary	9,221
Additions and re-measurements	38,271	117,986
Depreciation	(72,897)	(77,867)	$ (74,085)
Closing net book amount	388,993	373,846	406,713
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	352,680	384,848
Exchange differences	36,256	(71,415)
Acquisition of subsidiary	0
Additions and re-measurements	27,715	107,050
Depreciation	(61,464)	(67,803)
Closing net book amount	355,187	352,680	384,848
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	21,166	21,865
Exchange differences	4,296	(1,571)
Acquisition of subsidiary	9,221
Additions and re-measurements	10,556	10,936
Depreciation	(11,433)	(10,064)
Closing net book amount	$ 33,806	$ 21,166	$ 21,865